INVESTMENT IN REALD (Tables)	12 Months Ended
Dec. 31, 2012
Rollforward of investment in RealD

Below is a rollforward of the Company’s investment in RealD from January 2010 through December 31, 2012:

Balance as of January 1, 2010	$—
Fair value of options earned	18,909
Unrealized holding gain	9,084

Balance as of December 31, 2010	$27,993
Fair value of options earned	3,402
Exercise of options at $0.00667 per share	8
Unrealized holding loss	(21,694)

Balance as of December 31, 2011	$9,709
Unrealized holding gain	3,998

Balance as of December 31, 2012	$13,707